[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22011

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount		Value
	(000)		(000)
DEBT INSTRUMENTS (97.2%)
Brazil (15.6%)
Sovereign (15.6%)
Brazil Notas do Tesouro Nacional,
10.00%, 7/1/10	BRL	108,810	$58,399
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	311,727		152,594
Federative Republic of Brazil,
10.00%, 1/1/17	23,931		10,960
			221,953
Colombia (3.3%)
Sovereign (3.3%)
Republic of Colombia,
9.85%, 6/28/27	COP	46,000,000	26,870
12.00%, 10/22/15	33,000,000		20,376
			47,246
Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador,
9.38%, 12/15/15	$7,000		6,720

Hungary (11.1%)
Sovereign (11.1%)
Republic of Hungary,
6.75%, 2/24/17	HUF	10,896,620	52,442
7.25%, 6/12/12	1,776,500		9,191
8.00%, 2/12/15	18,329,840		96,161
			157,794
Indonesia (12.7%)
Corporate (0.3%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon, 4/28/15(a)(b)(c)	$137		33
Tranche A, Zero Coupon, 4/28/15(a)(b)(c)(d)	1,391		337
Tranche B, Zero Coupon, 4/28/18(a)(b)(c)(d)	8,336		1,063
Tranche C, Zero Coupon, 4/28/25(a)(b)(c)(d)	2,227		45
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon, 4/28/15(a)(b)(c)	627		146
Tranche A, Zero Coupon, 4/28/15(a)(b)(c)(d)	4,152		965
Tranche B, Zero Coupon, 4/28/18(a)(b)(c)(d)	9,360		1,661
Tranche C, Zero Coupon, 4/28/27(a)(b)(c)(d)	998		20
			4,270
Sovereign (12.4%)
Barclays Bank plc, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17	IDR	750,000,000	84,040
Credit Suisse, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/15/17	154,683,530		17,333
Deutsche Bank AG, Indonesia Government Bonds, Credit Linked Notes,
11.00%, 11/15/20	60,000,000		6,939
11.50%, 9/15/19	235,000,000		27,575
12.80%, 6/15/21	150,000,000		19,127
JPMorgan Chase & Co., London, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/15/17	192,525,000		21,573
			176,587
			180,857
Malaysia (4.4%)
Sovereign (4.4%)
Government of Malaysia,
3.72%, 6/15/12	MYR	85,000	25,398
3.83%, 9/28/11	105,030		31,416
5.09%, 4/30/14	18,200		5,653
			62,467
Mexico (15.6%)
Sovereign (15.6%)
Mexican Bonos,
7.75%, 12/14/17	MXN	1,115,924	85,614
8.00%, 12/17/15	101,200		7,977
9.50%, 12/18/14	360,000		30,278
10.00%, 12/5/24 - 11/20/36	1,111,800		97,925
			221,794
Peru (1.1%)
Sovereign (1.1%)
Peru Government Bond,
7.84%, 8/12/20	PEN	37,745	15,260

South Africa (5.2%)
Sovereign (5.2%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	491,400	56,355
8.00%, 12/21/18	140,000		17,251
			73,606
Thailand (5.4%)
Sovereign (5.4%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	1,597,940	50,497
5.25%, 7/13/13 - 5/12/14	795,100		26,007
			76,504
Turkey (17.6%)
Sovereign (17.6%)
Republic of Turkey,
Zero Coupon, 4/14/10 - 8/3/11	TRY	373,651	229,233
10.00%, 2/15/12	17,625		13,436
16.00%, 3/7/12	9,340		7,082
			249,751
Ukraine (0.8%)
Sovereign (0.8%)
Republic of Ukraine,
6.58%, 11/21/16	$5,000		4,201
6.75%, 11/14/17	8,840		7,426
			11,627
Venezuela (3.9%)
Sovereign (3.9%)
Republic of Venezuela,
9.25%, 9/15/27 - 5/7/28 (e)	64,500		45,877
9.38%, 1/13/34	7,500		5,269
10.75%, 9/19/13	5,000		4,575
			55,721
TOTAL DEBT INSTRUMENTS (Cost $1,424,006)			1,381,300

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount (000)		Value (000)
LOANS (2.5%)
Colombia (1.0%)
Corporate (1.0%)
MFI WWB Cali,
12.50%, 2/28/11 (a)(f)	COP	15,103,760	$7,610
MFI WWB Popoyan,
12.50%, 2/28/11 (a)(f)	13,215,790		6,659
			14,269
Kazakhstan (0.4%)
Corporate (0.4%)
MFI KMF,
15.50%, 2/28/11 (a)(f)	KZT	905,197	5,870

Mexico (0.9%)
Corporate (0.9%)
MFI Finsol,
14.00%, 2/28/11 (a)(f)	MXN	161,685	12,361

Peru (0.2%)
Corporate (0.2%)
MFI Confranz,
10.40%, 2/28/11 (a)(f)	PEN	8,672	3,032
TOTAL LOANS (Cost $40,569)			35,532

SHORT-TERM INVESTMENT (0.3%)
United States (0.3%)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
0.10%, 5/6/10(g) (Cost $4,296)	$4,297		4,296
TOTAL INVESTMENTS (100.0%) (Cost $1,468,871) +			1,421,128
LIABILITIES IN EXCESS OF OTHER ASSETS			(246,641)
NET ASSETS			$1,174,487

(a)	Security has been deemed illiquid at January 31, 2010.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2010.
(c)	Issuer is in default.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of January 31, 2010.
(f)

At January 31, 2010, the Fund held approximately $35,532,000 of fair valued securities, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)	Rate shown is the yield to maturity at January 31, 2010.
+

At January 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $1,468,871,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $47,743,000 of which $43,555,000 related to appreciated securities and $91,298,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	190,000	$100,796	2/2/10	USD	106,134	$106,134	$5,338
BRL	190,000	100,333	3/2/10	USD	101,789	101,789	1,456
EUR	40,240	55,763	6/29/10	USD	57,839	57,839	2,076
USD	102,316	102,316	2/2/10	BRL	190,000	100,796	(1,520)
USD	23,623	23,623	7/28/10	KRW	27,544,068	23,590	(33)
USD	23,800	23,800	7/28/10	KRW	27,643,554	23,675	(125)
USD	5,000	5,000	2/16/10	RUB	149,000	4,897	(103)
USD	45,414	45,414	2/16/10	RUB	1,343,590	44,159	(1,255)
		$457,045				$462,879	$5,834

BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	Korean Won
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Sol
RUB	—	Russian Ruble
THB	—	Thailand Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

At January 31, 2010, the Fund had a reverse repurchase agreement outstanding with UBS as follows:

Maturity in Less than 365 Days
Value of Securities Subject to Repurchase	$7,575,000
Liability Under Reverse Repurchase Agreement	$6,550,000
Weighted Average Days to Maturity	3.54

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

First Quarter Report

January 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Debt Instruments
Corporate	$—	$4,270	$—	$4,270
Sovereign	—	1,377,030	—	1,377,030
Total Debt Instruments	—	1,381,300	—	1,381,300
Foreign Currency Exchange Contracts	—	8,870	—	8,870
Loans	—	—	35,532	35,532
Short-Term Investment
U.S. Treasury Security	—	4,296	—	4,296
Total Assets	—	1,394,466	35,532	1,429,998

Liabilities:
Foreign Currency Exchange Contracts	—	3,036	—	3,036
Reverse Repurchase Agreement	—	6,550	—	6,550
Total Liabilities	—	9,586	—	9,586
Total	$—	$1,384,880	$35,532	$1,420,412

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Loans
(000)
Balance as of 10/31/09	$35,146
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	386
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 1/31/10	$35,532
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 1/31/10.	$386

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Notes to Portfolio of Investments

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	March 23, 2010